Shareholders' Equity, Dividends & Stock Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended					3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended					1 Months Ended
	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Dec. 31, 2012 Non-cash Compensation Expense [Member]	Dec. 31, 2011 Non-cash Compensation Expense [Member]	Dec. 31, 2010 Non-cash Compensation Expense [Member]	Jun. 30, 2010 Board of Directors Chairman	Aug. 02, 2012 Board of Directors Chairman Subordinated Debt	Jun. 30, 2010 Board of Directors Chairman Subordinated Debt	Aug. 02, 2012 Board of Directors Chairman Junior Secured Notes [Member]	Jun. 30, 2010 Board of Directors Chairman Junior Secured Notes [Member]	Mar. 31, 2013 Chief Executive Officer Restricted Stock	Mar. 31, 2012 Chief Executive Officer Restricted Stock	Jan. 31, 2008 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2012 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2011 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 31, 2010 Chief Executive Officer Non-cash Compensation Expense [Member]	Dec. 28, 2010 Chief Executive Officer Restricted Stock	Dec. 31, 2012 Chief Executive Officer Restricted Stock	Dec. 31, 2011 Chief Executive Officer Restricted Stock	Dec. 31, 2010 Chief Executive Officer Restricted Stock	Mar. 31, 2013 DriveTime Automotive Group, Inc	Dec. 31, 2012 DriveTime Automotive Group, Inc	Mar. 31, 2013 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2012 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2011 DriveTime Automotive Group, Inc Board of Directors Chairman	Dec. 31, 2010 DriveTime Automotive Group, Inc Chief Executive Officer	Dec. 28, 2010 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2012 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2011 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Dec. 31, 2010 DriveTime Automotive Group, Inc Chief Executive Officer Restricted Stock	Mar. 31, 2013 DT Acceptance Corp	Dec. 31, 2012 DT Acceptance Corp	Dec. 28, 2010 DT Acceptance Corp Chief Executive Officer Restricted Stock
Shareholders Equity [Line Items]
Par value																												$ 0.001										$ 0.000
Shares authorized																												1,000										1,000,000
Shares issued																											101.8	101.8									101.8	101.8
Shares of common stock outstanding																											101.8	101.8									101.8	101.8
Dividends, percentage of the difference between net earnings and amounts paid for tax that may be included in dividends paid		50.00%		50.00%
Dividends paid				$ 51,200,000	$ 51,800,000		$ 10,900,000	$ 4,900,000
Restricted stock compensation expense																	300,000	500,000						1,500,000	2,800,000	3,900,000
Cash available for distribution				4,900,000
Shares issued																																							2.8595
Award vesting period																							3 years			36 months
Shares deemed owned at grant date																																	2.8595
Shares repurchased for payment of taxes																																	1.0899
Shares owned by Mr. Fidel after repurchase of shares for payment of taxes																																		1.7696	1.7696	1.7696
Measurement period for achievement of vesting conditions																																		12 months	12 months	12 months
Mr. Fidel's ownership percentage of Company																													98.30%	98.30%	98.30%	2.78%
Aggregate grant date fair value of award																																	9,500,000
Restricted shares that vested on December 31, 2010																																				1.1721
Unvested percentage of restricted shares																										5900.00%
Life insurance benefits to estate of decedent																								10,000,000
Share-based compensation credited to additional paid in capital																								1,500,000	2,800,000	300,000
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia, percent																			5.00%
Mr. Fidel's interest in DTAG and DTAC purchased by Mr. Garcia																			17,500,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with cash																			6,250,000
Portion of Mr. Fidel's interest in DTAG and DTAC purchased with a promissory note																			11,250,000
Interest rate on promissory note																			8.00%
Term of promissory note																			5 years
Interest paid by Mr. Garcia to Mr. Fidel																				100,000	300,000	500,000
Non cash compensation recorded as general and administrative expense		2,651,000	2,858,000	10,873,000	11,001,000	15,118,000			0	0	1,125,000
Original Debt Amount													75,000,000		60,100,000
Stated interest rate on debt instrument													12.00%
Other Additional Capital												100,100,000		40,000,000		60,100,000
Adjustments to Additional Paid in Capital, Other												100,100,000
Adjustment to additional paid in capital for write-off of deferred finance costs related to converted debt	$ 200,000